Organization and Going Concern (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2017	Sep. 29, 2017	Oct. 31, 2017	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
State of incorporation				Nevada	Nevada
Date of incorporation				May 05, 1998	May 05, 1998
Cash				$ 2,802,044	$ 670,853	$ 2,509,215
Subsequent Event [Member] | Series O Warrants [Member]
Proceeds from sale of common stock and warrants			$ 248,000
Warrants exercise			80,000
Subsequent Event [Member] | Investor [Member] | 2013 Bridge Loan Agreement [Member]
Principal amount	$ 3,000,000
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | Investor [Member] | 2015 Bridge Loan Agreement [Member]
Principal amount	$ 600,000
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | Private Placement [Member] | Investor [Member]
Proceeds from sale of common stock and warrants		$ 2,555,176